24. OTHER PROVISIONS (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Other provision, beginning balance	$ 22,725,436	$ 27,969,310
Provisions made	85,730,211	121,063,961
Provisions used	(91,035,147)	(126,307,835)
Other provision, closing balance	17,420,500	22,725,436
Provision for advertising
Disclosure of other provisions [line items]
Other provision, beginning balance	17,653,462	21,975,491
Provisions made	78,034,245	91,556,851
Provisions used	(80,971,421)	(95,878,880)
Other provision, closing balance	14,716,286	17,653,462
Other Provision
Disclosure of other provisions [line items]
Other provision, beginning balance	5,071,974	5,993,819
Provisions made	7,695,966	29,507,110
Provisions used	(10,063,726)	(30,428,955)
Other provision, closing balance	$ 2,704,214	$ 5,071,974